Subsequent events (Narrative) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 31, 2015	Jan. 31, 2015
Subsequent Events 1		$ 125,000
Subsequent Events 2		29,248,823
Subsequent Events 3		$ 105,734
Subsequent Events 4		30,800,000
Subsequent Events 5		$ 160,833
Subsequent Events 6		56,676,739
Subsequent Events 7		$ 52,320
Subsequent Events 8		26,000,000
Subsequent Events 1	$ 77,643
Subsequent Events 2	77,194,959
Subsequent Events 3	89,209,703
Subsequent Events 4	$ 108,826
Subsequent Events 5	16,077,170
Subsequent Events 6	$ 25,000
Subsequent Events 7	$ 0.00218
Subsequent Events 8	5,733,000
Subsequent Events 9	$ 10,320
Subsequent Events 10	$ 62,160
Subsequent Events 11	60,642,857
Subsequent Events 12	$ 50,000
Subsequent Events 13	$ 5,500
Subsequent Events 14	1,851,852
Subsequent Events 15	$ 3,000